INCOME TAX	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAX
14.	INCOME TAX

The Company is subject to income taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Vantage Corp is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income, corporate, capital gains or withholding taxes. Accordingly, no provision for Cayman Islands income taxes has been made in the accompanying consolidated financial statements.

British Virgin Islands (“BVI”)

Vantage (BVI) Corporation is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, the entity is not subject to income, corporate, capital gains or withholding taxes. Accordingly, no provision for British Virgin Islands income taxes has been made in the accompanying consolidated financial statements.

Singapore

The Company’s Singapore subsidiaries are subject to Singapore corporate income tax at the prevailing statutory rate of 17% on taxable income.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.	INCOME TAX - CONTINUED

United Arab Emirates (“UAE”)

Effective June 1, 2023, the UAE introduced a federal corporate income tax at a statutory rate of 9% on taxable income exceeding AED375,000. During the year ended March 31, 2026, the Company’s UAE subsidiary did not incur taxable income in excess of the applicable threshold. Accordingly, no UAE corporate income tax provision was recognized.

Hong Kong

The Company’s Hong Kong subsidiary is subject to Hong Kong Profits Tax under the Inland Revenue Ordinance. No Hong Kong Profits Tax provision was recognized for the year ended March 31, 2026 as the subsidiary’s profits were derived from sources outside Hong Kong and, accordingly, were not subject to Hong Kong Profits Tax.

People’s Republic of China (“PRC”)

The Company’s PRC subsidiary is subject to Enterprise Income Tax (“EIT”) in accordance with the Enterprise Income Tax Law of the People’s Republic of China. The statutory EIT rate applicable to the Company’s PRC subsidiary is 25%.

Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which the temporary differences are expected to reverse. The effect of changes in tax laws or tax rates is recognized in the consolidated statements of income in the period that includes the enactment date.

The Company recognizes liabilities for uncertain tax positions when it is more likely than not that a tax position will not be sustained upon examination by the relevant tax authorities based on the technical merits of the position. Interest and penalties, if any, related to uncertain tax positions are recognized as a component of income tax expense.

The components of income tax expense were as follows:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Current income tax	1,051,644	853,048	193,117
Over provision of current taxation in respect of prior year	(5,508)	(26,782)	(29,659)
Deferred income tax	(625)	(340)	(7,750)
	1,045,511	825,926	155,708

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.	INCOME TAX - CONTINUED

The reconciliation of total income tax rate to the effective income tax rate based on income before income taxes for the years ended Mar 31, 2024, 2025 and 2026 are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Income before tax expenses:	5,999,995	4,668,811	(1,160,962)

Tax at Singapore statutory rate of 17%*	1,019,999	793,698	(197,364)
Tax effect of expenses that are not deductible in determining taxable profit	26,989	51,953	140,479
Non-taxable income	(26,850)	(21,389)	(19,560)
Current year loss for which deferred tax asset is not recognized	19,080	-	-
Tax exemption	(12,959)	(15,052)	(36,908)
Overprovision current taxation in respect of prior year	(5,508)	(26,782)	(29,659)
Overprovision of deferred tax assets for prior year	(102)	-	-
Effect of Different Tax Rates in Other Jurisdiction	-	43,498	307,574
Others	24,862	-	-
Reversal arising from amortization of acquired customer relationship intangible assets	-	-	(8,854)
	1,045,511	825,926	155,708

*	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

As of March 31, 2026, the Company had no unrecognized tax benefits. The Company did not recognize any interest or penalties related to uncertain tax positions for the years ended March 31, 2024, 2025 and 2026. The Company does not expect its unrecognized tax positions to change materially within the next twelve months.